Private Placement (Details Narrative) - Private Placement [Member]	1 Months Ended
Jun. 22, 2018 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Sale of private placement warrants, shares	7,760,000
Warrants price per share | $ / shares	$ 1.00
Sale of private placement warrants aggregate amount | $	$ 7,760,000
Warrants exercise price share | $ / shares	$ 11.50
Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of private placement warrants, shares	7,209,560
Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of private placement warrants, shares	550,440